Commitments (Tables)	1 Months Ended
Oct. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	The aggregate future obligations under this lease are as follows:
2019	$30,000
2020	$35,000
2021	$36,000
2022	$37,000
2023	$38,000
Thereafter	$46,000